COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Supplier Agreement

MEP Consulting Engineers, Inc.

On July 23, 2020, the Company entered into an Exclusive Supplier Agreement with MEP Consulting Engineers, Inc. (“MEP”) of Miami, Florida. MEP engaged the Company as its sole and exclusive supplier and producer of basalt fiber reinforced polymer (“BFRP”) rebar, with the intent of developing a proprietary rebar to be named “Hurricane Bar.” The agreement also provides MEP with exclusive distribution rights to the Company’s BasaFlex™ BFRP rebar and other Company products in Miami-Dade County.

The agreement is targeting substantial volumes of South Florida construction projects in the works, which is expected to generate material revenues over the 5-year period. As compensation, MEP was provided the ability to exercise options to purchase a total of 5,000,000 restricted common shares of the Company, over the 5 years from the supplier agreement effective date, tied to sales performance. This option shall automatically expire after the end of the option period. An extension period is available through specific clauses in the agreement. To date, the compensation portion of the agreement has not been fully executed.

The Company did not produce product under this contract for the period ending June 30, 2021.

CR Business Consultants, Inc.

On October 22, 2020, the Company entered into an Exclusive Supplier Agreement with CR Business Consultants, Inc. (“CRBC”). CRBC agreed to utilize the Company as its exclusive supplier for all Company products, and the Company has granted CRBC exclusive distribution rights of the Company’s products in the Republic of Costa Rica and the Republic of Panama. Furthermore, CRBC has key relationships that could be a source of additional customers for the Company in other territories with no geographic restrictions.

The agreement is targeting multiple large projects in Costa Rica, to include the rebuilding of the Port of Limon, which Basanite has been specified. The recognized construction projects are expected to produce material revenues over the 5-year period. As compensation, CRBC was provided the ability to exercise options to purchase a total of 5,000,000 restricted common shares of the Company, over the 5 years from the supplier agreement effective date, tied to sales performance. This option shall automatically expire after the end of the option period. An extension period is available through specific clauses in the agreement.

The Company did not produce product under this contract for the period ending June 30, 2021.

Legal Matters

In the ordinary course of operations, the Company may become a party to legal proceedings. Based upon information currently available, management believes that such legal proceedings, individually or in the aggregate, will not have a material adverse effect on the Company's business, financial condition, cash flows, or results of operations except as provided below.

CalSTRS Judgement

On March 31, 2014, the Company received a “Notice of Default” letter from legal counsel representing the California State Teachers Retirement System (“CalSTRS”) (the landlord for the Company’s office space) alerting that the Company was in default of its lease for failure to pay monthly rent for the office space located at 2400 East Commercial Boulevard, Suite 612, Fort Lauderdale, Florida 33304. The letter demanded immediate payment of $41,937 for rent past due as of April 1, 2014. The Company had indicated in writing its intention to cooperate with CalSTRS while trying to resolve the matter. On February 11, 2015, CalSTRS, through its attorneys, filed a motion for summary judgment. The motion asked for $376,424 in unpaid rent, recovery of abated rents and tenant improvements and $12,442 in attorney’s costs incurred by the landlord. On April 22, 2015, the motion for unpaid rent, recovery of abated rents and tenant improvements and attorney’s costs was granted by the Circuit Court of the 17th Judicial Circuit in and for Broward County and the Company has reserved the entire judgement of $388,866. The total amount is accruing interest at the statutory rate of 4.75%. The accrued interest on the judgement on June 30, 2021, and December 31, 2020, is $114,419.95 and $105,260, respectively.

RAW Materials Litigation

On or about August 28, 2018, Raw Energy Materials Corp. (“Raw Energy”) filed an action for declaratory relief and breach of contract in Broward County, Florida, in the 17th Judicial Circuit Court, titled Raw Energy Materials Corp. v. Rockstar Acquisitions, LLC, Paymeon, Inc. (now Basanite, Inc.), and Basalt America, LLC, CASE NO.: CACE 18-020596. An Amended Complaint was filed on or about December 19, 2018, adding the Company’s subsidiary Basanite Industries, LLC as a defendant, as well as an alleged claim under Florida Statute Section 501.201 and for injunction. The Company filed and has pending an amended counterclaim for breach of contract, fraud, and civil conspiracy against Raw Energy affiliates, including Donald R. Smith, Elina Jenkins, Global Energy Sciences, LLC, Yellow TurtleDesign, LLC (“YellowTurtle”), as well as former business affiliates/associates to Don Smith, Richard Laurin and Robert Ludwig. The nature of the dispute is based on representations (or misrepresentations) the Company alleges were made to it, as well as breaches of the terms of a licensing agreement, related consulting and other agreements, and failures and refusals of plaintiff and Don Smith related entities to deliver equipment/machinery and goods paid for by the Company or its affiliates. As it became apparent that the subject license agreement was effectively worthless and moot to the Company, and the purported and promised trade secrets and intellectual property were essentially non-existent, the Company and Plaintiff agree to an order terminating that license agreement, which resulted in the agreed order dated January 28, 2019.

A mediation was scheduled on March 4, 2021, which resulted in an impasse. Negotiations were continued, and on April 14, 2021, Basanite, Inc. entered into a settlement and release agreement with RAW, LLC (“RAW”), Donald R. Smith, YellowTurtle and Elina B. Jenkins among others. The settlement agreement provides for, among other things, the following: (i) a dismissal of the legal action as to the above-referenced parties and their owners, agents, affiliated companies, successors and assigns, having Case Number 18-020596 (21) in the Seventeenth Judicial Circuit Court in and for Broward County, Florida (the “Litigation”) upon the Company’s timely purchase of the shares as set forth in the next paragraph below and (ii) mutual general releases for the above-referenced parties relating to the Litigation upon the Company’s timely purchase of the shares as set forth in the next paragraph below.

Simultaneously with the execution of the settlement agreement settling the litigation in full and release of all claims among the parties, the Company entered into stock purchase agreements with both RAW and YellowTurtle to repurchase the 10,000,000 shares of the Company’s common stock held by RAW for $1,212,121 and the 6,500,000 shares of the Company’s common stock held by YellowTurtle for $787,879, or an aggregate purchase price of $2,000,000. On May 17, 2021, the settlement shares were purchased by a group of related and non-related investors which resulted in the closing of this legal action. As a result of the settlement, the Company recognized a gain on settlement of $320,037 from the derecognition of previously accrued contingent legal liabilities.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

Legal Matters

In the ordinary course of operations, the Company may become a party to legal proceedings. Based upon information currently available, management believes that such legal proceedings, individually or in the aggregate, will not have a material adverse effect on the Company's business, financial condition, cash flows, or results of operations except as provided below.

CalSTRS Judgement

On March 31, 2014, the Company received a “Notice of Default” letter from legal counsel representing the California State Teachers Retirement System (“CalSTRS”) (the landlord for the Company’s office space) alerting that the Company was in default of its lease for failure to pay monthly rent for the office space located at 2400 East Commercial Boulevard, Suite 612, Fort Lauderdale, FL 33304. The letter demanded immediate payment of $41,937 for rent past due as of April 1, 2014. The Company had indicated in writing its intention to cooperate with the landlord while trying to resolve the matter. On February 11, 2015, the landlord, through its attorneys, filed a motion for summary judgment. The motion asked for $376,424 in unpaid rent, recovery of abated rents and tenant improvements and $12,442 in attorney’s costs incurred by the landlord. On April 22, 2015, the motion for unpaid rent, recovery of abated rents and tenant improvements and attorney’s costs was granted by the Circuit Court of the 17th Judicial Circuit in and for Broward County and the Company has reserved the entire judgement of $388,866. The total amount is accruing interest at the statutory rate of 4.75%. The accrued interest on the judgement at December 31, 2020 is $105,260.

HLM Paymeon Storefront Damage Settlement

On December 15, 2016, a third-party driver drove his car through the Company’s retail storefront located at 2599 N. Federal Highway, Fort Lauderdale, FL 33305. The accident caused severe damage to the building causing the city of Fort Lauderdale to declare the building an unsafe structure. The Company was forced to vacate the premises, therefore, terminating the lease. The damaged storefront and terminated lease effectively terminated the business. On August 3, 2017, the Company filed a complaint with the Circuit Court of the 17th Judicial Circuit in and for Broward County, Florida for loss of income, beneficial lease and debt to the sub-landlord. On February 26, 2020, the Company was able to settle for $125,000 in exchange for a Complete Release for All Claims against all parties named in the case. The case was taken on a contingency basis by its attorney, therefore, reducing the settlement proceeds by 40% and related expenses. The Company received $70,817 in net proceeds on March 18, 2020 represented by the gain on settlement of lawsuit.

RAW Materials Litigation

On or about August 28, 2018, Raw Energy Materials Corp. filed an action for declaratory relief and breach of contract in Broward County, Florida, in the 17th Judicial Circuit Court, titled Raw Energy Materials Corp. v. Rockstar Acquisitions, LLC, Paymeon, Inc. (now Basanite, Inc.), and Basalt America, LLC, CASE NO.: CACE 18-020596.

An Amended Complaint was filed on or about December 19, 2018 adding Basanite Industries, LLC as a defendant, as well as an alleged claim under Florida Statute Section 501.201 and for injunction.  The Company continues to contest plaintiff's claims vigorously.

The Company filed and has pending an amended counterclaim for Breach of Contract, Fraud and Civil Conspiracy against Raw Energy affiliates, including Don Smith, his longtime girlfriend Elina Jenkins, Global Energy Sciences, LLC, Yellow Turtle Design, LLC, as well as former business affiliates/associates to Don Smith, Richard Laurin and Robert Ludwig. The defendants responded with a Motion to Dismiss, which was later denied.

The nature of the dispute is based on representations (or misrepresentations) the Company alleges were made to it, as well as breaches of the terms of a licensing agreement, related consulting and other agreements, and failures and refusals of Plaintiff and Don Smith related entities to deliver equipment/machinery and goods paid for by the Company or its affiliates.

As it became apparent that the subject license agreement was effectively worthless and moot to the Company, and the purported and promised trade secrets and intellectual property were essentially non-existent, the Company and Plaintiff agree to an order terminating that license agreement, which resulted in the Agreed Order dated January 28, 2019.

The parties continue to litigate damages arising from the dispute.

A mediation was scheduled on March 4, 2021 which resulted in an impasse. Negotiations towards a settlement are ongoing.

Lustig Litigation

In reviewing court records recently in late 2020, counsel for the Company found names of its affiliates in a case filed in 2018 by Stephen Lustig against one of the Company's shareholders. The Company and its affiliates were not served or made a party to that case; and were listed as an attempt by Mr. Lustig to execute, attach or foreclosure on the defendant shareholder's stock in the Company. The Company did not breach any agreement and was not engaged in any wrongdoing. The Company was informed that the subject shareholder had made contact with Mr. Lustig and obtained a resolution between them; a voluntary dismissal was filed on January 4, 2021.

To our knowledge, we are not currently subject to any other legal proceedings.

Supplier Agreement

MEP Consulting Engineers, Inc.

On July 23, 2020, the Company entered into an Exclusive Supplier Agreement with MEP Consulting Engineers, Inc. (“MEP”) of Miami, FL. MEP engaged the Company as its sole and exclusive supplier for production of MEP’s proprietary “Hurricane Bar,” a BFRP reinforcing bar product owned by MEP. The agreement also provides MEP with exclusive distribution rights to the Company’s BasaFlexTM BFRP reinforcing bar and other Basanite products in Miami-Dade County.

The agreement allows for MEP or its designated customers to place orders from time to time for up to the total value of $50,000,000 over the 5-year period. As compensation, MEP was provided the ability to exercise options to purchase a total of 5,000,000 restricted common shares of the Company, over the 5 years from the supplier agreement effective date, tied to sales performance. This option shall automatically expire after the end of the option period. An extension period is available through specific clauses in the agreement. To date, the compensation portion of the agreement has not been fully executed.

CR Business Consultants, Inc.

On October 22, 2020, the Company entered into an Exclusive Supplier Agreement with CR Business Consultants, Inc. (“CRBC”). CRBC agreed to utilize the Company as its exclusive supplier for all Basanite products, and the Company has granted CRBC exclusive distribution rights of the Company’s products in the Republic of Costa Rica and the and Republic of Panama. CRBC also has non-exclusive distribution rights in the Republic of El Salvador; Belize; the Republic of Guatemala; the Republic of Honduras; and the Republic of Nicaragua; Argentina, Plurinational State of Bolivia, Federative Republic of Brazil, Republic of Chile, Republic of Colombia, Republic of Ecuador, Co-operative Republic of Guyana, Republic of Paraguay, Republic of Peru, Republic of Suriname, Oriental Republic of Uruguay, Bolivarian Republic of Venezuela, and a part of France, French Guiana; and the Kingdom of the Netherlands; the Falkland; and the Republic of Trinidad and Tobago. Furthermore, CRBC can introduce additional customers to Basanite from other territories with no geographic restrictions, and where sales to such customers will be included under Terms of the Agreement.

The agreement allows for CRBC or its designated customers to place orders from time to time for up to a total value of $50,000,000 over the 5-year period. As compensation, CRBC was provided the ability to exercise options to purchase a total of 5,000,000 restricted common shares of the Company, over the 5 years from the supplier agreement effective date, tied to sales performance. This option shall automatically expire after the end of the option period. An extension period is available through specific clauses in the agreement.